Business Combinations - Additional Information (Details) $ in Millions, $ in Millions				12 Months Ended
	Apr. 30, 2025	Jul. 17, 2024 USD ($)	May 10, 2024 USD ($)	Mar. 31, 2023 USD ($) Acquisition	Apr. 17, 2025 USD ($)	Apr. 17, 2025 AUD ($)	Mar. 31, 2025 USD ($)
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition				$ 122
Number of business combinations completed | Acquisition				2
Cash consideration				$ 116
Contingent consideration on acquisition				$ 6
Key input used in determining fair value of contingent consideration discount rate				12.50%
Trade receivables acquired				$ 14
Transaction cost related to the acquisition				$ 1
Term for shareholder and employee retention bonus payable to employees				3 years
oddity
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
BASE life science A/S
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests				100.00%
InSemi Technology Services Private Limited
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition			$ 24
Percentage of voting interests			100.00%
Cash consideration			$ 20
Contingent consideration on acquisition			$ 4
Key input used in determining fair value of contingent consideration discount rate			5.90%
Contingent consideration undiscounted value							$ 4
Trade receivables acquired			$ 4
Term for shareholder and employee retention bonus payable to employees			3 years
In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition		$ 385
Percentage of voting interests		100.00%
Trade receivables acquired		$ 17
Transaction cost related to the acquisition		$ 1
The Missing Link | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests					100.00%	100.00%
Date of acquisition	Apr. 30, 2025
MRE Consulting Ltd | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Percentage of voting interests					100.00%	100.00%
Bottom of Range | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Term for shareholder and employee retention bonus payable to employees		2 years
Top of Range | In-tech Holding GmbH
Disclosure Of Business Combinations [Line Items]
Term for shareholder and employee retention bonus payable to employees		5 years
Top of Range | The Missing Link | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition					$ 62	$ 98
Top of Range | MRE Consulting Ltd | Proposed Acquisitions
Disclosure Of Business Combinations [Line Items]
Estimated fair value on acquisition					$ 36